Annual Report

December 31, 2025

First Symetra Separate Account S

First Symetra Separate Account S
Report of Independent Registered Public Accounting Firm

To the Board of Directors of First Symetra National Life Insurance Company of New York and the Contract Owners of First Symetra Separate Account S:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise First Symetra Separate Account S (the Subaccounts), as of December 31, 2025, the related statements of operations and changes in net assets for the years in the two-year period then ended, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, and the results of their operations and changes in net assets for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts' management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with custodians and transfer agents of the underlying investments. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2020.

Minneapolis, Minnesota
April 22, 2026

First Symetra Separate Account S
Report of Independent Registered Public Accounting Firm (Continued)

Appendix

Unless noted otherwise, statement of assets and liabilities as of December 31, 2025 and statements of operations and changes in net assets for each of the years in the two-year period then ended.

Federated Hermes Managed Volatility II	Victory Pioneer Mid Cap Value VCT Class I
Fidelity Government Money Market Portfolio -	Victory Pioneer Select Mid Cap Growth VCT
Service Class II	Class I
LVIP American Century Balanced Fund Standard	Voya Global High Dividend Low Volatility
Class II	Portfolio - Class S
Victory Pioneer Bond VCT Class I	VY JP Morgan Emerging Markets Equity
Victory Pioneer Fund VCT Class I	Portfolio Initial

First Symetra Separate Account S
Statements of Assets and Liabilities
As of December 31, 2025

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Net Assets	Accumulation Units Outstanding
Federated Hermes Managed Volatility II	69	$652	$718	$718	19
Victory Pioneer Fund VCT Portfolio Class I1	105	1,738	2,051	2,051	7

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

First Symetra Separate Account S
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2025

Sub-Account	Net Assets as of January 1, 2025	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2025
Federated Hermes Managed Volatility II	$787	$22	$(10)	$(1)	$11	$8	$13	$9	$30	$41	$—	$(110)	$(110)	$(69)	$718
Fidelity Government Money Market Portfolio - Service Class II1	16,800	467	(147)	(18)	302	—	—	—	—	302	—	(17,102)	(17,102)	(16,800)	—
Victory Pioneer Fund VCT Portfolio Class I1	101,471	276	(935)	(112)	(771)	20,132	14,569	(18,098)	16,603	15,832	—	(115,252)	(115,252)	(99,420)	2,051
Victory Pioneer Mid Cap Value VCT Portfolio Class I1	34,676	731	(309)	(37)	385	(8,225)	2,840	7,357	1,972	2,357	—	(37,033)	(37,033)	(34,676)	—
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I1	154,021	—	(1,421)	(171)	(1,592)	19,113	17,858	(9,445)	27,526	25,934	—	(179,955)	(179,955)	(154,021)	—
Voya Global High Dividend Low Volatility Portfolio - Class S1	12,393	227	(121)	(14)	92	1,808	1,598	(1,588)	1,818	1,910	—	(14,303)	(14,303)	(12,393)	—
VY JPMorgan Emerging Markets Equity Portfolio Initial[1]	21,071	242	(207)	(25)	10	(5,110)	5,354	6,093	6,337	6,347	—	(27,418)	(27,418)	(21,071)	—

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

First Symetra Separate Account S
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
Federated Hermes Managed Volatility II	$789	$18	$(11)	$(1)	$6	$—	$—	$104	$104	$110	$—	$(112)	$(112)	$(2)	$787
Fidelity Government Money Market Portfolio - Service Class II1	16,253	781	(209)	(25)	547	—	—	—	—	547	—	—	—	547	16,800
Pioneer Fund VCT Class I1	84,057	703	(1,217)	(146)	(660)	(150)	4,677	13,744	18,271	17,611	—	(197)	(197)	17,414	101,471
Pioneer Mid Cap Value VCT Class I1	31,700	629	(419)	(50)	160	(434)	1,930	1,320	2,816	2,976	—	—	—	2,976	34,676
Pioneer Select Mid Cap Growth VCT Class I1	126,040	—	(1,780)	(214)	(1,994)	(230)	—	30,205	29,975	27,981	—	—	—	27,981	154,021
Voya Global High Dividend Low Volatility Portfolio - Class S1	11,155	304	(151)	(18)	135	20	398	685	1,103	1,238	—	—	—	1,238	12,393
VY JPMorgan Emerging Markets Equity Portfolio Initial[1]	20,921	226	(269)	(32)	(75)	(151)	—	376	225	150	—	—	—	150	21,071

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
SEE NOTES TO FINANCIAL STATEMENTS

First Symetra Separate Account S
Notes to Financial Statements

1.ORGANIZATION

First Symetra Separate Account S (the “Separate Account”) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of First Symetra National Life Insurance Company of New York (“First Symetra”), a wholly-owned subsidiary of Symetra Life Insurance Company (“Symetra Life”). Symetra Life is a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various First Symetra variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units (“Units”). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies (“Mutual Funds”) as indicated below. Not all sub-accounts are available in all First Symetra variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded Mutual Funds with similar names and objectives.

Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of
First Symetra's, Symetra Life's or Symetra Financial Corporation's other business activities.

The Statements of Operations and Changes in Net Assets are reported for the years or periods ended December 31, 2025 and December 31, 2024 for the following sub-accounts, except as noted in the footnotes to the table below.

Following are the sub-accounts and related Mutual Funds.

Sub-Account	Mutual Fund
Federated Insurance Series
Federated Hermes Managed Volatility II	Federated Hermes Managed Volatility Fund II

Fidelity Variable Insurance Products Fund 1 (VIP)
Fidelity Government Money Market Portfolio - Service Class II5	VIP Government Money Market Portfolio — Service Class II

Lincoln Investment Advisors
LVIP American Century Balanced Fund Standard Class II6	LVIP American Century Balanced Fund Standard Class II

Victory Capital
Victory Pioneer Bond VCT Class I1,6	Victory Pioneer Bond VCT Portfolio Class I
Victory Pioneer Fund VCT Class I2	Victory Pioneer Fund VCT Portfolio Class I
Victory Pioneer Mid Cap Value VCT Class I3,5	Victory Pioneer Mid Cap Value VCT Portfolio Class I
Victory Pioneer Select Mid Cap Growth VCT Class I4,5	Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I

Voya VP Natural Resource Trust
Voya Global High Dividend Low Volatility Portfolio - Class S5	Voya Global High Dividend Low Volatility Portfolio - Class S

Voya Investors Trust
VY JP Morgan Emerging Markets Equity Portfolio Initial[5]	VY JPMorgan Emerging Markets Equity Portfolio Class I

    1 Victory Pioneer Bond VCT Portfolio Class I was formally known as Pioneer Bond VCT Class I prior to March 31, 2025.
2 Victory Pioneer Fund VCT Portfolio Class I was formally known as Pioneer Fund VCT Class I prior to March 31, 2025.
3 Victory Pioneer Mid Cap Value VCT Portfolio Class I was formally known as Pioneer Mid Cap Value VCT Class I prior to March 31, 2025.
4 Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I was formally known as Pioneer Select Mid Cap Growth VCT Class I prior to March 31, 2025
5 There was activity in the current year and no net asset balance to report on the Statements of Assets and Liabilities as of December 31, 2025.
6 There was no activity in the current year and the prior year and no net asset balance to report on the Statements of Assets and Liabilities as of December 31, 2025.

First Symetra Separate Account S
Notes to Financial Statements

2.     SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC).

INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying Mutual Fund on the last trading day of the year.

The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority (“Level 1”), followed by significant observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities (“Level 2”) and significant unobservable inputs, including the reporting entity’s estimates of the assumptions that market participants would use, having the lowest priority (“Level 3”).

The availability of observable market information is the principal factor in determining the level to which the Separate Account’s investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.

INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.

INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.

DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of First Symetra, which is taxed as a “Life Insurance Company” under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to the operations of the Separate Account to the extent the earnings are reinvested.

SEGMENT INFORMATION — In this reporting period, the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the sub-accounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The Separate Account has identified the senior vice president of retirement products as the CODM. The Separate Account is comprised of multiple sub-accounts, each which constitute a single operating segment.

The financial information, in the form of the sub-accounts’ holdings, including investment returns, asset allocations, fees, purchases, redemptions, as well as investment objectives, investment advisor and fund manager designations of each sub-account, are used by the CODM to assess the sub-accounts’ availability and performance by comparing the underlying mutual funds’ performance to their respective benchmark and to make resource allocation decisions for each sub-account’s single segment, which is consistent with that presented within the sub-accounts’ financial statements. Sub-accounts’ holdings are reflected on the accompanying Statements of Assets and Liabilities as "net assets" and significant fund expenses are listed on the accompanying Statements of Operations and Changes in Net Assets.

First Symetra Separate Account S
Notes to Financial Statements

3.EXPENSES AND RELATED PARTY TRANSACTIONS

First Symetra assumes mortality and expense (“M&E”) risks and incurs asset-related administrative expenses related to the operations of the Separate Account. First Symetra deducts a daily charge from the assets of the sub-accounts to cover these risks. The daily charge for the NY Spinnaker (“Spinnaker”) product is, on an annual basis, equal to a rate of 1.40 percent (1.25 percent for the M&E risks and 0.15 percent for asset-related administration expense) of the average daily net assets of the sub-accounts. Reference the product prospectus for additional details. The charges are included in the net investment income (loss) in the accompanying Statements of Operations and Changes in Net Assets.

First Symetra also deducts an annual contract maintenance charge of $30 for each contract from the Spinnaker contract values, and other contract maintenance charges that may vary by contract and other factors described in the product prospectuses. This charge is reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets.

A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year for the Spinnaker contract. These charges are reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. The surrender charge is reflected as transfers out in the accompanying Statements of Operations and Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectuses.

4.INVESTMENT TRANSACTIONS

The following table summarizes investment purchases and proceeds from sales activity by sub-account for the year ended
December 31, 2025.

Sub-Account	Purchases	Proceeds From Sales
Federated Hermes Managed Volatility II	$35	$121
Fidelity Government Money Market Portfolio - Service Class II	467	17,267
Victory Pioneer Fund VCT Portfolio Class I1	14,844	116,298
Victory Pioneer Mid Cap Value VCT Portfolio Class I1	3,571	37,379
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I1	17,858	181,547
Voya Global High Dividend Low Volatility Portfolio - Class S1	1,827	14,441
VY JPMorgan Emerging Markets Equity Portfolio Initial[1]	5,596	27,268
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

First Symetra Separate Account S
Notes to Financial Statements

5.CHANGES IN ACCUMULATION UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2025, and 2024 were as follows:

	2025			2024
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units[1]	Units Issued	Units Redeemed	Increase (Decrease) in Units[1]
Federated Hermes Managed Volatility II	—	(3)	(3)	—	(3)	(3)
Fidelity Government Money Market Portfolio - Service Class II1	—	(1,768)	(1,768)	—	—	—
Victory Pioneer Fund VCT Portfolio Class I1	—	(401)	(401)	—	(1)	(1)
Victory Pioneer Mid Cap Value VCT Portfolio Class I1	—	(526)	(526)	—	—	—
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I1	—	(867)	(867)	—	—	—
Voya Global High Dividend Low Volatility Portfolio - Class S1	—	(253)	(253)	—	—	—
VY JPMorgan Emerging Markets Equity Portfolio Initial[1]	—	(676)	(676)	—	—	—

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
2 Funds with no changes in units in either period were not included in the table above.

First Symetra Separate Account S
Notes to Financial Statements
6.ACCUMULATION UNIT VALUES

The following table summarizes the Unit values and Units outstanding for sub-accounts of the First Symetra Separate Account S, net investment income ratios and the expense ratios, excluding expenses of the underlying Mutual Funds, and total returns for each of the five years in the period ended December 31, 2025.

		As of December 31,			For the year ended December 31,
Sub-Account	Year Ended	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Federated Hermes Managed Volatility II
	2025	$37.095	19	$718	2.85%	1.40%	5.55%
	2024	35.145	22	787	2.17	1.40	13.94
	2023	30.845	26	789	1.93	1.40	7.18
	2022	28.780	30	868	1.90	1.40	(14.95)
	2021	33.840	39	1,306	1.80	1.40	16.87
Fidelity Government Money Market Portfolio - Service Class II1
	2025	9.736	—	—	2.77	1.40	2.42
	2024	9.506	1,768	16,800	4.73	1.40	3.37
	2023	9.196	1,768	16,253	4.54	1.40	3.19
	2022	8.912	1,707	15,215	1.27	1.40	(0.15)
	2021	8.925	1,617	14,435	—	1.40	(1.38)
LVIP American Century Balanced Fund Standard Class II1
	2025	34.314	—	—	—	1.40	8.09
	2024	31.746	—	—	—	1.40	10.50
	2023	28.729	—	—	—	1.40	14.79
	2022	25.027	—	—	0.20	1.40	(18.42)
	2021	30.676	47	1,392	0.70	1.40	14.16
Victory Pioneer Fund VCT Portfolio Class I1
	2025	303.011	7	2,051	0.37	1.40	21.64
	2024	249.100	407	101,471	0.72	1.40	20.94
	2023	205.969	408	84,057	0.88	1.40	27.14
	2022	161.998	405	65,544	0.65	1.40	(20.61)
	2021	204.060	409	83,599	0.32	1.40	26.20
Victory Pioneer Mid Cap Value VCT Portfolio Class I1
	2025	72.288	—	—	2.11	1.40	9.64
	2024	65.933	526	34,676	1.89	1.40	9.39
	2023	60.275	526	31,700	1.96	1.40	10.90
	2022	54.353	516	28,055	2.09	1.40	(6.95)
	2021	58.412	502	29,294	0.95	1.40	27.87
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I1
	2025	211.030	—	—	—	1.40	18.80
	2024	177.632	867	154,021	—	1.40	22.20
	2023	145.360	867	126,040	—	1.40	17.12
	2022	124.107	855	106,063	—	1.40	(32.02)
	2021	182.554	837	152,801	—	1.40	6.57

First Symetra Separate Account S
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,			For the year ended December 31,
Sub-Account	Year Ended	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Voya Global High Dividend Low Volatility Portfolio - Class S1
	2025	$57.237	—	$—	1.70%	1.40%	17.08%
	2024	48.887	253	12,393	2.53	1.40	11.10
	2023	44.001	253	11,155	2.73	1.40	4.95
	2022	41.925	247	10,356	2.51	1.40	(6.43)
	2021	44.806	237	10,638	2.32	1.40	18.89
VY JPMorgan Emerging Markets Equity Portfolio Initial[1]
	2025	42.770	—	—	1.48	1.40	37.13
	2024	31.189	676	21,071	1.05	1.40	0.71
	2023	30.968	676	20,921	1.96	1.40	5.33
	2022	29.401	658	19,342	—	1.40	(26.92)
	2021	40.233	632	25,431	—	1.40	(11.10)
1.Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
2.These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Mutual Fund, net of management fees assessed by the Mutual Fund manager, divided by the trading days' average net assets. These ratios exclude those expenses, such as mortality and expense risk charges and asset related administration charges that result in direct reductions in the Unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Mutual Fund in which the sub-accounts invest.
3.These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges and asset related administration charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to Unit values. Charges made directly to contract owner accounts through the redemption of Units and expenses of the underlying Mutual Fund are excluded.
4.These amounts represent the total return for the periods indicated, including changes in the value of the underlying Mutual Funds, and reflect deductions for all items included in the expense ratio with the exception of Mutual Fund reorganization. Mutual Funds that have reorganized during the year present information through the time of reorganization. The total return ratio does not include any expenses assessed through the redemption of Units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.

First Symetra Separate Account S
Notes to Financial Statements
7.SUBSEQUENT EVENTS

The Separate Account has evaluated subsequent events through April 22, 2026, the date which the Separate Account’s financial statements were available to be issued.